UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Cyrus Capital Partners, L.P. (f/k/a OZF Management, L.P.)

Address:   390 Park Avenue, 21st Floor
           New York, New York 10022

13F File Number: 28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen C. Freidheim
Title: Managing Member of Cyrus Capital Partners GP, L.L.C., the general partner of Cyrus Capital Partners, L.P.
Phone:  (212) 380-5880



Signature, Place and Date of Signing:

/s/ Stephen C. Freidheim               New York, NY         November 11, 2005
---------------------------        --------------------    --------------------
    [Signature]                        [City, State]            [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:    $286,861
                                         (thousands)


List of Other Included Managers:  None


28- 11464             Cyrus Opportunities Master Fund II, Ltd.
                      (f/k/a OZF Credit Opportunities Master Fund II, Ltd.)


FORM 13F INFORMATION TABLE

September 30, 2005


COLUMN 1                          COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8

                                  TITLE                        VALUE     SHRS OR   SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRTN  MGRS  SOLE      SHARED  NONE
--------------                    --------         -----       --------  -------   ---  ----   -------  ----  ----      ------  ----
ALBERTSON'S INC                   COM              013104104   15,390      600,000  SH                  1       600,000
AMR CORP                          COM              001765106      583       52,630  SH                  1        52,630
AQUILA, INC.                      COM              03840P102   34,064    8,572,675  SH                  1     8,572,675
BECTON DICKINSON & CO             COM              075887109      200        3,807  SH                  1         3,807
CHENIERE ENERGY INC               COM NEW          16411R208   59,844    1,446,916  SH                  1     1,446,916
COMCAST CORP NEW                  CL A SPL         20030N200    4,687      164,000  SH                  1       164,000
CONTINENTAL AIRLS INC             CL B             210795308      386       39,000  SH                  1        39,000
DELTA AIR LINES INC DE            COM              247361108        3       50,000  SH  CALL            1        50,000
DPL INC                           COM              233293109   19,944      717,394  SH                  1       717,394
DADE BEHRING HLDGS INC            COM              23342J206   10,941      298,440  SH                  1       298,440
DEX MEDIA, INC.                   COM              25212E100    3,585      129,000  SH                  1       129,000
DRESSER-RAND GROUP INC            COM              261608103      250       10,000  SH                  1        10,000
FOUNDATION COAL HLDGS, INC.       COM              35039W100    5,768      150,000  SH                  1       150,000
HUNTSMAN CORP                     COM              447011107    3,810      194,900  SH                  1       194,900
HUNTSMAN CORP 5%                  PFD MND CV 5%    447011206      111        2,500  SH                  1         2,500
HYPERCOM CORP                     COM              44913M105    4,064      602,900  SH                  1       602,900
INTEROIL CORP                     COM              460951106    1,282       55,000  SH                  1        55,000
ITC HLDGS CORP                    COM              465685105    2,179       75,000  SH                  1        75,000
NEIMAN MARCUS GROUP INC           CL A             640204202    9,235       92,400  SH                  1        92,400
NEIMAN MARCUS GROUP INC           CL B             640204301    1,128       11,300  SH                  1        11,300
NORTHWEST AIRL CORP               CL A             667280101        5      100,000  SH  CALL            1       100,000
NRG ENERGY INC                    COM NEW          629377508    3,834       90,000  SH                  1        90,000
PINNACLE AIRL CORP                COM              723443107    3,413      525,000  SH                  1       525,000
QWEST COMMUNICATIONS INTL IN      COM              749121109    4,140    1,000,000  SH                  1     1,000,000
R.H. DONNELLEY CORP               COM              74955W307    6,959      110,000  SH                  1       110,000
REDDY ICE HLDGS INC               COM              75734R105      205       10,000  SH                  1        10,000
SEARS HLDGS CORP                  COM              812350106    1,157        9,296  SH                  1         9,296
SOUTHERN UN CO NEW                COM              844030106   22,764      875,533  SH                  1       875,533
SPRINT NEXTEL CORP                COM              852061100   13,205      555,291  SH                  1       555,291
SUNCOM WIRELESS HLDGS  INC        CL A             86722Q108    1,304      379,200  SH                  1       379,200
TXU CORP                          COM              873168108    4,064       36,000  SH                  1        36,000
WILLIAMS CO INC DEL               COM              969457100   27,994    1,117,521  SH                  1     1,117,521
XM SATELLITE RADIO HLDGS INC      COM              983759101   20,361      567,000  SH                  1       567,000



23184.0002 #616760